Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 106,244,916	$ 42,963,660	$ 4,041,431
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(18,522,217)	(7,203,198)	(6,605,976)
Gain on hull & machinery claim	0	0	(2,687,205)
Loss on write-down of vessel held for sale	0	0	121,165
Amortization and write off of deferred charges	342,861	223,492	288,163
Net (gain) / loss on sale of vessels	0	9,417	(2,453,736)
Amortization of fair value of below market time charters acquired	(10,827,595)	(230,112)	(1,714,370)
Share-based compensation	951,385	182,324	121,631
Unrealized loss / (gain) on derivatives	(4,223,839)	(153,835)	565,748
Loss on debt extinguishment	0	0	491,571
Changes in operating assets and liabilities: (Increase) / decrease in:
Trade accounts receivable	701,768	738,294	(1,297,926)
Prepaid expenses	32,523	(138,414)	282,216
Other receivables	(3,792,426)	143,739	47,479
Inventories	(31,723)	(612,032)	226,742
Due from related company	(32,146)	0	0
Increase / (decrease) in:
Due to related company	(309,970)	285,898	(771,490)
Trade accounts payable	2,014,706	(740,664)	(1,008,707)
Accrued expenses	53,458	393,352	(424,901)
Deferred revenues	4,436,436	2,344,622	(24,410)
Net cash provided by operating activities	114,082,571	52,612,939	2,409,377
Cash flows from investing activities:
Cash paid for vessels under construction	(50,866,784)	(7,615,958)	0
Cash paid for capitalized expenses and acquisition of vessels including attached time charter agreements	(39,822,933)	(66,474,058)	(647,069)
Insurance proceeds	0	0	2,343,606
Net proceeds and advances from sale of vessels	3,556,641	(9,417)	14,622,770
Net cash provided by / (used in) investing activities	(87,133,076)	(74,099,433)	16,319,307
Cash flows from financing activities:
Redemption of Series B preferred shares	0	(2,000,000)	0
Proceeds from issuance of common stock, net of commissions paid	0	743,553	715,550
Cash paid for share repurchase	(5,026,746)	0	0
Preferred dividends paid	0	(424,000)	(320,877)
Dividends paid	(10,804,879)	0	0
Offering expenses paid	(27,633)	(123,167)	(184,321)
Loan arrangement fees paid	(115,500)	(758,000)	0
Proceeds from long-term bank loans	19,250,000	75,500,000	0
Repayment of long-term bank loans	(30,284,460)	(23,791,840)	(17,905,920)
Repayment of related party loan	0	(2,500,000)	(625,000)
Net cash (used in) / provided by financing activities	(27,009,218)	46,646,546	(18,320,568)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(59,723)	25,160,052	408,116
Cash, cash equivalents and restricted cash at beginning of year	31,498,229	6,338,177	5,930,061
Cash, cash equivalents and restricted cash at end of year	31,438,506	31,498,229	6,338,177
Cash breakdown
Cash and cash equivalents	25,845,333	26,530,944	3,559,399
Restricted cash, current	2,193,173	167,285	345,010
Restricted cash, long term	3,400,000	4,800,000	2,433,768
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	31,438,506	31,498,229	6,338,177
Supplemental cash flow information
Cash paid for interest, net of capitalized expenses	5,100,982	2,447,089	4,253,625
Financing, and investing activities fees:
Offering expenses accrued	56,877	84,510	75,357
Payment-in-kind dividends	0	0	365,059
Capital expenditures included in liabilities	648,979	690,481	0
Accrued preferred dividends	0	0	168,676
Shares issued as consideration for acquisition of vessels	0	0	548,612
Issuance of shares in connection with Series B Preferred Shares converted to equity	0	6,365,264	0
Dividends declared but not paid	66,375	0	0
Conversion of Related Party Loan to Equity [Member]
Financing, and investing activities fees:
Shares issued in connection with related party loan converted to equity	$ 0	$ 0	$ 2,366,571